Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 562.6	$ 523.9
Fair value gain/(loss)	23.3	4.5
Derivative assets	29.4	7.4
Derivative liabilities	6.1	2.9
Contract amount of U.S. dollars	562.6	523.9
Fair value gain/(loss)	23.3	4.5
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 230.8	$ 195.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.76	0.76
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 11.7	$ 2.1
Contract amount of U.S. dollars	$ 230.8	$ 195.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.76	0.76
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 11.7	$ 2.1
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 107.7	$ 98.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 4.7	$ 2.1
Contract amount of U.S. dollars	$ 107.7	$ 98.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 4.7	$ 2.1
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 48.7	$ 54.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.24	0.24
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.6	$ 0.4
Contract amount of U.S. dollars	$ 48.7	$ 54.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.24	0.24
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.6	$ 0.4
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 20.1	$ 22.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.6	$ 0.9
Contract amount of U.S. dollars	$ 20.1	$ 22.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.6	$ 0.9
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 0.8	$ 2.2
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.33	1.29
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ 0.1	$ 0.1
Contract amount of U.S. dollars	$ 0.8	$ 2.2
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.33	1.29
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ 0.1	$ 0.1
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 44.0	$ 48.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15	0.14
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.8	$ (0.7)
Contract amount of U.S. dollars	$ 44.0	$ 48.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15	0.14
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.8	$ (0.7)
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 39.5	$ 26.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.21	1.12
Maximum period in months	10 months	12 months
Fair value gain/(loss)	$ (1.5)	$ (0.5)
Contract amount of U.S. dollars	$ 39.5	$ 26.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.21	1.12
Maximum period in months	10 months	12 months
Fair value gain/(loss)	$ (1.5)	$ (0.5)
Romanian Leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 28.6	$ 33.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.23	0.23
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.0	$ 0.1
Contract amount of U.S. dollars	$ 28.6	$ 33.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.23	0.23
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 2.0	$ 0.1
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 27.5	$ 23.9
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.73	0.74
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.0	$ 0.2
Contract amount of U.S. dollars	$ 27.5	$ 23.9
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.73	0.74
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.0	$ 0.2
Other
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 6.9	$ 18.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0009	0
Maximum period in months	1 month	4 months
Fair value gain/(loss)	$ (0.5)	$ (0.2)
Contract amount of U.S. dollars	$ 6.9	$ 18.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0009	0
Maximum period in months	1 month	4 months
Fair value gain/(loss)	$ (0.5)	$ (0.2)
Japan, Yen
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 8.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.01
Maximum period in months	4 months
Fair value gain/(loss)	$ (0.2)
Contract amount of U.S. dollars	$ 8.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.01
Maximum period in months	4 months
Fair value gain/(loss)	$ (0.2)